Revenue (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Revenues
Revenue from product sales	$ 42,998	$ 36,541	$ 25,890
Emerging Markets
Revenues
Revenue from product sales	11,634	12,161	8,679
US
Revenues
Revenue from product sales	$ 17,254	$ 12,000	$ 8,638
Rebate, returns and chargebacks (as a percent)	1.30%	1.50%	3.50%
Europe
Revenues
Revenue from product sales	$ 8,264	$ 7,604	$ 5,059
Rest of World
Revenues
Revenue from product sales	5,846	4,776	3,514
Total Oncology
Revenues
Revenue from product sales	14,631	12,940	10,812
Total Oncology | Emerging Markets
Revenues
Revenue from product sales	3,537	3,222	2,906
Total Oncology | US
Revenues
Revenue from product sales	6,484	5,255	4,212
Total Oncology | Europe
Revenues
Revenue from product sales	2,726	2,481	1,938
Total Oncology | Rest of World
Revenues
Revenue from product sales	1,884	1,982	1,756
Tagrisso
Revenues
Revenue from product sales	5,444	5,015	4,328
Tagrisso | Emerging Markets
Revenues
Revenue from product sales	1,567	1,336	1,208
Tagrisso | US
Revenues
Revenue from product sales	2,007	1,780	1,566
Tagrisso | Europe
Revenues
Revenue from product sales	1,023	986	748
Tagrisso | Rest of World
Revenues
Revenue from product sales	847	913	806
Imfinzi
Revenues
Revenue from product sales	2,784	2,412	2,042
Imfinzi | Emerging Markets
Revenues
Revenue from product sales	287	277	158
Imfinzi | US
Revenues
Revenue from product sales	1,552	1,245	1,185
Imfinzi | Europe
Revenues
Revenue from product sales	544	485	370
Imfinzi | Rest of World
Revenues
Revenue from product sales	401	405	329
Lynparza
Revenues
Revenue from product sales	2,638	2,348	1,776
Lynparza | Emerging Markets
Revenues
Revenue from product sales	488	384	264
Lynparza | US
Revenues
Revenue from product sales	1,226	1,087	876
Lynparza | Europe
Revenues
Revenue from product sales	655	618	435
Lynparza | Rest of World
Revenues
Revenue from product sales	269	259	201
Calquence
Revenues
Revenue from product sales	2,057	1,238	522
Calquence | Emerging Markets
Revenues
Revenue from product sales	45	20	6
Calquence | US
Revenues
Revenue from product sales	1,657	1,089	511
Calquence | Europe
Revenues
Revenue from product sales	286	111	2
Calquence | Rest of World
Revenues
Revenue from product sales	69	18	3
Enhertu
Revenues
Revenue from product sales	79	17
Enhertu | Emerging Markets
Revenues
Revenue from product sales	51	12
Enhertu | Europe
Revenues
Revenue from product sales	21	4
Enhertu | Rest of World
Revenues
Revenue from product sales	7	1
Orpathys
Revenues
Revenue from product sales	33	16
Orpathys | Emerging Markets
Revenues
Revenue from product sales	33	16
Zoladex
Revenues
Revenue from product sales	927	948	888
Zoladex | Emerging Markets
Revenues
Revenue from product sales	657	619	561
Zoladex | US
Revenues
Revenue from product sales	15	13	5
Zoladex | Europe
Revenues
Revenue from product sales	133	147	140
Zoladex | Rest of World
Revenues
Revenue from product sales	122	169	182
Faslodex
Revenues
Revenue from product sales	334	431	580
Faslodex | Emerging Markets
Revenues
Revenue from product sales	159	167	180
Faslodex | US
Revenues
Revenue from product sales	17	30	55
Faslodex | Europe
Revenues
Revenue from product sales	55	113	221
Faslodex | Rest of World
Revenues
Revenue from product sales	103	121	124
Iressa
Revenues
Revenue from product sales	114	183	268
Iressa | Emerging Markets
Revenues
Revenue from product sales	94	151	221
Iressa | US
Revenues
Revenue from product sales	9	11	14
Iressa | Europe
Revenues
Revenue from product sales	2	5	12
Iressa | Rest of World
Revenues
Revenue from product sales	9	16	21
Casodex
Revenues
Revenue from product sales	78	143	172
Casodex | Emerging Markets
Revenues
Revenue from product sales	53	105	133
Casodex | Europe
Revenues
Revenue from product sales	1	3	3
Casodex | Rest of World
Revenues
Revenue from product sales	24	35	36
Arimidex
Revenues
Revenue from product sales	99	139	185
Arimidex | Emerging Markets
Revenues
Revenue from product sales	76	106	147
Arimidex | Europe
Revenues
Revenue from product sales		4	3
Arimidex | Rest of World
Revenues
Revenue from product sales	23	29	35
Oncology, Others
Revenues
Revenue from product sales	44	50	51
Oncology, Others | Emerging Markets
Revenues
Revenue from product sales	27	29	28
Oncology, Others | US
Revenues
Revenue from product sales	1
Oncology, Others | Europe
Revenues
Revenue from product sales	6	5	4
Oncology, Others | Rest of World
Revenues
Revenue from product sales	10	16	19
CVRM
Revenues
Revenue from product sales	9,188	8,088	7,096
CVRM | Emerging Markets
Revenues
Revenue from product sales	4,119	3,780	3,203
CVRM | US
Revenues
Revenue from product sales	2,479	2,174	2,083
CVRM | Europe
Revenues
Revenue from product sales	1,906	1,512	1,228
CVRM | Rest of World
Revenues
Revenue from product sales	684	622	582
Farxiga
Revenues
Revenue from product sales	4,381	3,000	1,959
Farxiga | Emerging Markets
Revenues
Revenue from product sales	1,665	1,195	686
Farxiga | US
Revenues
Revenue from product sales	1,071	732	569
Farxiga | Europe
Revenues
Revenue from product sales	1,297	810	507
Farxiga | Rest of World
Revenues
Revenue from product sales	348	263	197
Brilinta
Revenues
Revenue from product sales	1,358	1,472	1,593
Brilinta | Emerging Markets
Revenues
Revenue from product sales	286	328	461
Brilinta | US
Revenues
Revenue from product sales	744	735	732
Brilinta | Europe
Revenues
Revenue from product sales	282	346	342
Brilinta | Rest of World
Revenues
Revenue from product sales	46	63	58
Lokelma
Revenues
Revenue from product sales	289	175	76
Lokelma | Emerging Markets
Revenues
Revenue from product sales	20	3	5
Lokelma | US
Revenues
Revenue from product sales	170	115	57
Lokelma | Europe
Revenues
Revenue from product sales	30	13	4
Lokelma | Rest of World
Revenues
Revenue from product sales	69	44	10
Roxadustat
Revenues
Revenue from product sales	197	174
Roxadustat | Emerging Markets
Revenues
Revenue from product sales	197	174
Andexxa
Revenues
Revenue from product sales	150	68
Andexxa | US
Revenues
Revenue from product sales	77	50
Andexxa | Europe
Revenues
Revenue from product sales	41	18
Andexxa | Rest of World
Revenues
Revenue from product sales	32
Crestor
Revenues
Revenue from product sales	1,048	1,096	1,180
Crestor | Emerging Markets
Revenues
Revenue from product sales	794	775	748
Crestor | US
Revenues
Revenue from product sales	65	80	92
Crestor | Europe
Revenues
Revenue from product sales	41	52	129
Crestor | Rest of World
Revenues
Revenue from product sales	148	189	211
Seloken/Toprol-XL
Revenues
Revenue from product sales	862	951	821
Seloken/Toprol-XL | Emerging Markets
Revenues
Revenue from product sales	839	928	782
Seloken/Toprol-XL | US
Revenues
Revenue from product sales		1	13
Seloken/Toprol-XL | Europe
Revenues
Revenue from product sales	14	11	16
Seloken/Toprol-XL | Rest of World
Revenues
Revenue from product sales	9	11	10
Bydureon
Revenues
Revenue from product sales	280	385	448
Bydureon | Emerging Markets
Revenues
Revenue from product sales	3	3	4
Bydureon | US
Revenues
Revenue from product sales	242	321	382
Bydureon | Europe
Revenues
Revenue from product sales	35	55	53
Bydureon | Rest of World
Revenues
Revenue from product sales		6	9
Onglyza
Revenues
Revenue from product sales	257	360	470
Onglyza | Emerging Markets
Revenues
Revenue from product sales	121	179	201
Onglyza | US
Revenues
Revenue from product sales	76	88	166
Onglyza | Europe
Revenues
Revenue from product sales	38	61	58
Onglyza | Rest of World
Revenues
Revenue from product sales	22	32	45
CVRM, Others
Revenues
Revenue from product sales	366	407	549
CVRM, Others | Emerging Markets
Revenues
Revenue from product sales	194	195	316
CVRM, Others | US
Revenues
Revenue from product sales	34	52	72
CVRM, Others | Europe
Revenues
Revenue from product sales	128	146	119
CVRM, Others | Rest of World
Revenues
Revenue from product sales	10	14	42
BioPharmaceuticals: total Respiratory & Immunology
Revenues
Revenue from product sales	5,765	6,034	5,357
BioPharmaceuticals: total Respiratory & Immunology | Emerging Markets
Revenues
Revenue from product sales	1,443	1,749	1,599
BioPharmaceuticals: total Respiratory & Immunology | US
Revenues
Revenue from product sales	2,655	2,404	1,941
BioPharmaceuticals: total Respiratory & Immunology | Europe
Revenues
Revenue from product sales	1,054	1,247	1,171
BioPharmaceuticals: total Respiratory & Immunology | Rest of World
Revenues
Revenue from product sales	613	634	646
Symbicort
Revenues
Revenue from product sales	2,538	2,728	2,721
Symbicort | Emerging Markets
Revenues
Revenue from product sales	608	609	567
Symbicort | US
Revenues
Revenue from product sales	973	1,065	1,022
Symbicort | Europe
Revenues
Revenue from product sales	582	670	694
Symbicort | Rest of World
Revenues
Revenue from product sales	375	384	438
Fasenra
Revenues
Revenue from product sales	1,396	1,258	949
Fasenra | Emerging Markets
Revenues
Revenue from product sales	43	20	12
Fasenra | US
Revenues
Revenue from product sales	906	790	603
Fasenra | Europe
Revenues
Revenue from product sales	305	286	203
Fasenra | Rest of World
Revenues
Revenue from product sales	142	162	131
Breztri
Revenues
Revenue from product sales	398	203	28
Breztri | Emerging Markets
Revenues
Revenue from product sales	92	55	14
Breztri | US
Revenues
Revenue from product sales	239	115	5
Breztri | Europe
Revenues
Revenue from product sales	33	7
Breztri | Rest of World
Revenues
Revenue from product sales	34	26	9
Saphnelo
Revenues
Revenue from product sales	116	8
Saphnelo | US
Revenues
Revenue from product sales	111	8
Saphnelo | Europe
Revenues
Revenue from product sales	2
Saphnelo | Rest of World
Revenues
Revenue from product sales	3
Tezspire
Revenues
Revenue from product sales	4
Tezspire | Europe
Revenues
Revenue from product sales	2
Tezspire | Rest of World
Revenues
Revenue from product sales	2
Pulmicort
Revenues
Revenue from product sales	645	962	996
Pulmicort | Emerging Markets
Revenues
Revenue from product sales	462	770	798
Pulmicort | US
Revenues
Revenue from product sales	65	72	71
Pulmicort | Europe
Revenues
Revenue from product sales	69	73	73
Pulmicort | Rest of World
Revenues
Revenue from product sales	49	47	54
Daliresp/Daxas
Revenues
Revenue from product sales	189	227	217
Daliresp/Daxas | Emerging Markets
Revenues
Revenue from product sales	3	4	4
Daliresp/Daxas | US
Revenues
Revenue from product sales	176	207	190
Daliresp/Daxas | Europe
Revenues
Revenue from product sales	9	15	22
Daliresp/Daxas | Rest of World
Revenues
Revenue from product sales	1	1	1
Bevespi
Revenues
Revenue from product sales	58	54	48
Bevespi | Emerging Markets
Revenues
Revenue from product sales	5	4	1
Bevespi | US
Revenues
Revenue from product sales	42	39	44
Bevespi | Europe
Revenues
Revenue from product sales	10	11	3
Bevespi | Rest of World
Revenues
Revenue from product sales	1
Respiratory, Others
Revenues
Revenue from product sales	421	594	398
Respiratory, Others | Emerging Markets
Revenues
Revenue from product sales	230	287	203
Respiratory, Others | US
Revenues
Revenue from product sales	143	108	6
Respiratory, Others | Europe
Revenues
Revenue from product sales	42	185	176
Respiratory, Others | Rest of World
Revenues
Revenue from product sales	6	14	13
Vaccines & Immune Therapies
Revenues
Revenue from product sales	4,736	4,665	669
Vaccines & Immune Therapies | Emerging Markets
Revenues
Revenue from product sales	1,316	2,296	1
Vaccines & Immune Therapies | US
Revenues
Revenue from product sales	1,168	114	117
Vaccines & Immune Therapies | Europe
Revenues
Revenue from product sales	1,027	1,526	546
Vaccines & Immune Therapies | Rest of World
Revenues
Revenue from product sales	1,225	729	5
Vaxzevria
Revenues
Revenue from product sales	1,798	3,917	2
Vaxzevria | Emerging Markets
Revenues
Revenue from product sales	729	2,240
Vaxzevria | US
Revenues
Revenue from product sales	79	64
Vaxzevria | Europe
Revenues
Revenue from product sales	365	1,035	2
Vaxzevria | Rest of World
Revenues
Revenue from product sales	625	578
Evusheld
Revenues
Revenue from product sales	2,185	85
Evusheld | Emerging Markets
Revenues
Revenue from product sales	413	19
Evusheld | US
Revenues
Revenue from product sales	1,067
Evusheld | Europe
Revenues
Revenue from product sales	298	66
Evusheld | Rest of World
Revenues
Revenue from product sales	407
Synagis
Revenues
Revenue from product sales	578	410	372
Synagis | Emerging Markets
Revenues
Revenue from product sales	173	35
Synagis | US
Revenues
Revenue from product sales	1	23	47
Synagis | Europe
Revenues
Revenue from product sales	213	203	325
Synagis | Rest of World
Revenues
Revenue from product sales	191	149
FluMist
Revenues
Revenue from product sales	175	253	295
FluMist | Emerging Markets
Revenues
Revenue from product sales	1	2	1
FluMist | US
Revenues
Revenue from product sales	21	27	70
FluMist | Europe
Revenues
Revenue from product sales	151	222	219
FluMist | Rest of World
Revenues
Revenue from product sales	2	2	5
Total Rare Disease
Revenues
Revenue from product sales	7,053	3,110	38
Total Rare Disease | Emerging Markets
Revenues
Revenue from product sales	431	197
Total Rare Disease | US
Revenues
Revenue from product sales	4,324	1,882	38
Total Rare Disease | Europe
Revenues
Revenue from product sales	1,428	667
Total Rare Disease | Rest of World
Revenues
Revenue from product sales	870	364
Soliris
Revenues
Revenue from product sales	3,762	1,874
Soliris | Emerging Markets
Revenues
Revenue from product sales	301	170
Soliris | US
Revenues
Revenue from product sales	2,180	1,068
Soliris | Europe
Revenues
Revenue from product sales	805	439
Soliris | Rest of World
Revenues
Revenue from product sales	476	197
Ultomiris.
Revenues
Revenue from product sales	1,965	688
Ultomiris. | Emerging Markets
Revenues
Revenue from product sales	38	9
Ultomiris. | US
Revenues
Revenue from product sales	1,136	381
Ultomiris. | Europe
Revenues
Revenue from product sales	481	169
Ultomiris. | Rest of World
Revenues
Revenue from product sales	310	129
Strensiq
Revenues
Revenue from product sales	958	378
Strensiq | Emerging Markets
Revenues
Revenue from product sales	35	10
Strensiq | US
Revenues
Revenue from product sales	769	297
Strensiq | Europe
Revenues
Revenue from product sales	78	36
Strensiq | Rest of World
Revenues
Revenue from product sales	76	35
Koselugo
Revenues
Revenue from product sales	208	108	38
Koselugo | Emerging Markets
Revenues
Revenue from product sales	26	1
Koselugo | US
Revenues
Revenue from product sales	162	104	38
Koselugo | Europe
Revenues
Revenue from product sales	20	3
Kanuma
Revenues
Revenue from product sales	160	62
Kanuma | Emerging Markets
Revenues
Revenue from product sales	31	7
Kanuma | US
Revenues
Revenue from product sales	77	32
Kanuma | Europe
Revenues
Revenue from product sales	44	20
Kanuma | Rest of World
Revenues
Revenue from product sales	8	3
Total Other medicines
Revenues
Revenue from product sales	1,625	1,704	1,918
Total Other medicines | Emerging Markets
Revenues
Revenue from product sales	788	917	970
Total Other medicines | US
Revenues
Revenue from product sales	144	171	247
Total Other medicines | Europe
Revenues
Revenue from product sales	123	171	176
Total Other medicines | Rest of World
Revenues
Revenue from product sales	570	445	525
Nexium
Revenues
Revenue from product sales	1,285	1,326	1,492
Nexium | Emerging Markets
Revenues
Revenue from product sales	568	705	757
Nexium | US
Revenues
Revenue from product sales	120	128	169
Nexium | Europe
Revenues
Revenue from product sales	46	62	71
Nexium | Rest of World
Revenues
Revenue from product sales	551	431	495
Other, Others
Revenues
Revenue from product sales	340	378	426
Other, Others | Emerging Markets
Revenues
Revenue from product sales	220	212	213
Other, Others | US
Revenues
Revenue from product sales	24	43	78
Other, Others | Europe
Revenues
Revenue from product sales	77	109	105
Other, Others | Rest of World
Revenues
Revenue from product sales	$ 19	$ 14	$ 30
Product sales excluding Rare Disease | US
Revenues
Rebate, returns and chargebacks (as a percent)	1.60%	1.80%
Contractual Managed-care and Medicare | US
Revenues
Rebate, returns and chargebacks (as a percent)	1.10%	0.80%
Regulatory Medicaid and state programmes | US
Revenues
Rebate, returns and chargebacks (as a percent)	0.60%	0.50%
Regulatory Medicaid and state programmes | US
Revenues
Rebate, returns and chargebacks (as a percent)	0.50%	0.40%	1.10%
Contractual Managed-care and Medicare | US
Revenues
Rebate, returns and chargebacks (as a percent)	0.80%	0.70%	1.50%